Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	$ 3,672	$ 3,317
Borrowings before currency hedging arrangements	3,772	3,255
Canada, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings before currency hedging arrangements	1,093	435
United States of America, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	3,672	3,316
Borrowings before currency hedging arrangements	$ 2,679	2,819
Other Currencies [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements		1
Borrowings before currency hedging arrangements		$ 1